Quarterly Holdings Report
for
Fidelity® SAI Convertible Arbitrage Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SCA-NPRT1-0624
1.9909700.100
Convertible Bonds - 26.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
Cable One, Inc. 0% 3/15/26	2,000,000	1,725,000
CONSUMER DISCRETIONARY - 4.9%
Broadline Retail - 0.8%
Etsy, Inc. 0.125% 10/1/26	1,500,000	1,574,250
Hotels, Restaurants & Leisure - 4.1%
Royal Caribbean Cruises Ltd. 6% 8/15/25	2,965,000	8,450,250
TOTAL CONSUMER DISCRETIONARY		10,024,500
FINANCIALS - 2.3%
Consumer Finance - 2.3%
SoFi Technologies, Inc. 1.25% 3/15/29 (b)	5,000,000	4,655,875
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 3.7%
Enovis Corp. 3.875% 10/15/28 (b)	4,000,000	4,720,000
NuVasive, Inc. 0.375% 3/15/25	3,000,000	2,853,000
		7,573,000
Health Care Technology - 1.0%
Evolent Health, Inc. 3.5% 12/1/29 (b)	2,000,000	2,084,033
Pharmaceuticals - 1.2%
Pacira Biosciences, Inc. 0.75% 8/1/25	2,500,000	2,359,375
TOTAL HEALTH CARE		12,016,408
INDUSTRIALS - 4.6%
Construction & Engineering - 2.6%
Granite Construction, Inc. 3.75% 5/15/28 (b)	4,000,000	5,342,000
Machinery - 2.0%
Middleby Corp. 1% 9/1/25	3,500,000	4,100,427
TOTAL INDUSTRIALS		9,442,427
INFORMATION TECHNOLOGY - 6.2%
Electronic Equipment, Instruments & Components - 1.7%
Advanced Energy Industries, Inc. 2.5% 9/15/28 (b)	3,500,000	3,461,150
Software - 4.5%
Alteryx, Inc. 0.5% 8/1/24	6,450,000	6,401,625
Varonis Systems, Inc. 1.25% 8/15/25	2,000,000	2,975,000
		9,376,625
TOTAL INFORMATION TECHNOLOGY		12,837,775
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Federal Realty OP LP 3.25% 1/15/29 (b)	3,000,000	2,914,500
TOTAL CONVERTIBLE BONDS (Cost $51,501,809)		53,616,485

U.S. Treasury Obligations - 71.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.31% 5/16/24 to 7/5/24 (c)(d) (Cost $146,125,400)	147,000,000	146,118,312

Money Market Funds - 3.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $7,829,394)	7,827,829	7,829,394

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $205,456,603)	207,564,191
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(1,869,527)
NET ASSETS - 100.0%	205,694,664

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Sold

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	61	Jun 2024	12,362,031	120,925	120,925
CBOT 5-Year U.S. Treasury Note Contracts (United States)	10	Jun 2024	1,047,422	19,589	19,589

TOTAL FUTURES CONTRACTS					140,514
The notional amount of futures sold as a percentage of Net Assets is 6.5%

Total Return Swaps
Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.20)% to 0.55% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	Bank of Montreal	Sep 2024	183,800,363	(660,383)	(173,465)	(833,848)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
Jazz Pharmaceuticals PLC		(500)	(55,155)	418	0.00	Common Stock
Seagate Technology Holdings PLC		(36,900)	(3,166,389)	(64,625)	0.08	Common Stock
Camtek Ltd.		(36,500)	(2,879,120)	(57,775)	0.07	Common Stock
Spotify Technology SA		(3,250)	(924,755)	31,027	(0.04)	Common Stock
MakeMyTrip Ltd.		(46,400)	(3,132,928)	(62,145)	0.07	Common Stock
Airbnb, Inc.Class A		(2,000)	(312,320)	(457)	0.00	Common Stock
Airbnb, Inc. 0% 3/15/2026		2,000,000	1,833,000	(9,771)	0.01	Convertible Corporate Bond
Altair Engineering, Inc.Class A		(55,800)	(4,542,678)	59,257	(0.07)	Common Stock
Altair Engineering, Inc. 1.75% 6/15/2027		5,000,000	6,331,092	(75,503)	0.09	Convertible Corporate Bond
Ascendis Pharma A/S sponsored ADR		(31,700)	(4,470,017)	143,578	(0.17)	Common Stock
Ascendis Pharma A/S 2.25% 4/1/2028		7,500,000	8,317,500	(224,257)	0.27	Convertible Corporate Bond
Avid Bioservices, Inc.		(320,000)	(2,454,400)	(251,382)	0.30	Common Stock
Avid Bioservices, Inc. 7% 3/1/2029		4,000,000	4,479,666	191,205	(0.23)	Convertible Corporate Bond
BlackLine, Inc.		(10,000)	(579,400)	30,295	(0.04)	Common Stock
BlackLine, Inc. 0.125% 8/1/2024		1,500,000	1,486,979	(25,860)	0.03	Convertible Corporate Bond
The Boeing Co.		(12,000)	(2,057,520)	(4,427)	0.01	Common Stock
Burlington Stores, Inc.		(7,400)	(1,317,348)	52,787	(0.06)	Common Stock
Burlington Stores, Inc. 1.25% 12/15/2027		2,000,000	2,168,583	(56,463)	0.07	Convertible Corporate Bond
Cable One, Inc.		(300)	(119,013)	(1,033)	0.00	Common Stock
Cable One, Inc. 0% 3/15/2026		3,000,000	2,589,000	(6,389)	0.01	Convertible Corporate Bond
Camtek Ltd. 0% 12/1/2026		2,500,000	3,621,250	(30,846)	0.04	Convertible Corporate Bond
Coinbase Global, Inc.		(17,700)	(3,718,593)	244,432	(0.29)	Common Stock
Coinbase Global, Inc. 0.25% 4/1/2030		7,500,000	6,866,977	(368,736)	0.44	Convertible Corporate Bond
Cracker Barrel Old Country Store, Inc.		(6,400)	(360,704)	21,181	(0.03)	Common Stock
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/2026		3,500,000	3,055,135	9,079	(0.01)	Convertible Corporate Bond
Datadog, Inc.Class A		(18,500)	(2,338,770)	(6,142)	0.01	Common Stock
Datadog, Inc. 0.125% 6/15/2025		2,000,000	2,866,958	406	0.00	Convertible Corporate Bond
FirstEnergy Corp.		(13,500)	(522,450)	(16,474)	0.02	Common Stock
FirstEnergy Corp. 4% 05/01/2026		2,000,000	1,980,444	11,001	(0.01)	Convertible Corporate Bond
The Greenbrier Companies, Inc.		(61,300)	(3,037,415)	99,268	(0.12)	Common Stock
The Greenbrier Companies, Inc. 2.875% 4/15/2028		5,000,000	5,398,187	(120,692)	0.14	Convertible Corporate Bond
InterDigital, Inc.		(17,000)	(1,664,300)	(28,469)	0.03	Common Stock
InterDigital, Inc. 2% 6/1/2024		1,500,000	1,802,354	9,264	(0.01)	Convertible Corporate Bond
Jazz Investments I Ltd. 1.5% 8/15/2024		4,000,000	3,958,999	(3,585)	0.00	Convertible Corporate Bond
JPMorgan Chase Financial Co. LLC 0.5% 6/15/2027		4,000,000	4,159,666	(28,237)	0.03	Convertible Corporate Bond
Liberty Media Corp. Liberty Formula One Class C		(36,900)	(2,595,177)	(84,330)	0.10	Common Stock
Liberty Media Corp. Liberty Formula One 2.25% 8/15/2027		5,000,000	5,265,832	85,393	(0.10)	Convertible Corporate Bond
Liberty Media Corp. 2.375% 9/30/2053		3,500,000	3,651,119	(291,183)	0.35	Convertible Corporate Bond
Live Nation Entertainment, Inc.		(22,700)	(2,026,656)	242,946	(0.29)	Common Stock
Lyft, Inc.		(208,900)	(3,313,154)	451,180	(0.55)	Common Stock
Lyft, Inc. 0.625% 3/1/2029		5,500,000	5,698,802	(529,437)	0.63	Convertible Corporate Bond
MACOM Technology Solutions Holdings, Inc.		(18,500)	(1,833,720)	(25,943)	0.03	Common Stock
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/2026		2,000,000	2,587,861	21,798	(0.03)	Convertible Corporate Bond
MakeMyTrip Ltd. 0% 2/15/2028		2,000,000	3,614,000	27,075	(0.03)	Convertible Corporate Bond
Marriott Vacations Worldwide Corp.		(14,500)	(1,382,865)	37,383	(0.04)	Common Stock
Marriott Vacations Worldwide Corp. 3.25% 12/15/2027		7,500,000	6,925,937	(90,640)	0.11	Convertible Corporate Bond
Mesa Laboratories, Inc.		(500)	(55,090)	(2,753)	0.00	Common Stock
Mesa Laboratories, Inc. 1.375% 8/15/2025		1,000,000	934,279	(11,673)	0.01	Convertible Corporate Bond
Mirum Pharmaceuticals, Inc.		(47,300)	(1,216,556)	(83,204)	0.10	Common Stock
Mirum Pharmaceuticals, Inc. 4% 05/01/2029		2,000,000	2,278,004	65,674	(0.08)	Convertible Corporate Bond
Okta, Inc.		(5,000)	(466,700)	5,453	(0.01)	Common Stock
Okta, Inc. 0.125% 9/1/2025		1,540,000	1,452,551	(14,855)	0.02	Convertible Corporate Bond
Okta, Inc. 0.375% 6/15/2026		2,700,000	2,446,841	(24,338)	0.03	Convertible Corporate Bond
PG&E Corp.		(42,500)	(739,925)	(46,053)	0.06	Common Stock
PG&E Corp. 4.25% 12/1/2027		1,630,000	1,673,342	29,180	(0.03)	Convertible Corporate Bond
Peabody Energy Corp.		(107,800)	(2,311,232)	166,966	(0.20)	Common Stock
Peabody Energy Corp. 3.25% 3/1/2028		2,500,000	3,231,493	(165,619)	0.20	Convertible Corporate Bond
Progress Software Corp.		(44,600)	(2,234,906)	2,524	0.00	Common Stock
Progress Software Corp. 1% 4/15/2026		4,000,000	4,024,000	(10,407)	0.01	Convertible Corporate Bond
Seagate HDD Cayman 3.5% 6/1/2028		4,000,000	4,806,111	44,199	(0.05)	Convertible Corporate Bond
Spotify U.S.A., Inc. 0% 3/15/2026		5,000,000	4,647,500	(53,555)	0.06	Convertible Corporate Bond
Turning Point Brands, Inc.		(2,800)	(81,732)	(6,840)	0.01	Common Stock
Turning Point Brands, Inc. 2.5% 7/15/2024		2,360,000	2,358,592	379	0.00	Convertible Corporate Bond
Tyler Technologies, Inc.		(3,000)	(1,375,590)	(164,074)	0.20	Common Stock
Tyler Technologies, Inc. 0.25% 3/15/2026		3,000,000	3,134,499	168,501	(0.20)	Convertible Corporate Bond
Uber Technologies, Inc.		(26,500)	(1,796,435)	152,807	(0.18)	Common Stock
Uber Technologies, Inc. 0.875% 12/1/2028		2,500,000	2,844,661	(161,815)	0.19	Convertible Corporate Bond
Vertex, Inc.Class A		-	-	293	0.00	Common Stock
Winnebago Industries, Inc.		(14,000)	(860,720)	20,361	(0.02)	Common Stock
Winnebago Industries, Inc. 1.5% 4/1/2025		1,250,000	1,365,416	(49,171)	0.06	Convertible Corporate Bond

Description	Counterparty	Maturity Date	Absolute Notional Amount ($)	Value ($)	Net Cash and Other Receivables/(Payables) ($)	Unrealized Appreciation/(Depreciation) ($)
The Fund receives the total return on a portfolio of long and short equity positions and fixed income positions and pays or receives the Secured Overnight Fin. Rate (SOFR)plus or minus a specified spread ranging from (0.50)% to 0.75% , which is denominated in U.S. dollars based on the local currencies of the positions within the swap as applicable.	BNP Paribas SA	Sep 2024	315,159,177	(684,510)	(300,988)	(985,498)

The following table represents disclosures associated with the underlying components of the total return basket swap at period end.

Description		Principal Amount / (Shares)	Notional Amount ($)	Unrealized Appreciation / (Depreciation) ($)	Percentage of Swap Value (%)	Investment Type
IMAX Corp.		(51,300)	(830,547)	9,038	(0.01)	Common Stock
Jazz Pharmaceuticals PLC		(4,500)	(496,395)	3,509	0.00	Common Stock
Royal Caribbean Cruises Ltd.		(94,100)	(12,940,632)	(947,408)	0.96	Common Stock
Carnival Corp.		(135,000)	(1,953,450)	(51,142)	0.05	Common Stock
Advanced Energy Industries, Inc.		(15,700)	(1,508,456)	(16,010)	0.02	Common Stock
Akamai Technologies, Inc.		(29,400)	(2,966,166)	45,763	(0.05)	Common Stock
Akamai Technologies, Inc. 0.375% 9/1/2027		5,000,000	5,075,729	(17,059)	0.02	Convertible Corporate Bond
Alphatec Holdings, Inc.		(95,000)	(1,232,150)	15,108	(0.02)	Common Stock
Alphatec Holdings, Inc. 0.75% 8/1/2026		2,680,000	2,720,311	(26,540)	0.03	Convertible Corporate Bond
Assertio Holdings, Inc.		(61,700)	(56,838)	(6,486)	0.01	Common Stock
Assertio Holdings, Inc. 6.5% 9/1/2027		500,000	430,029	2,395	0.00	Convertible Corporate Bond
Axon Enterprise, Inc.		(18,600)	(5,795,202)	(141,130)	0.14	Common Stock
Axon Enterprise, Inc. 0.5% 12/15/2027		5,000,000	7,242,489	126,836	(0.13)	Convertible Corporate Bond
Carnival Corp. 5.75% 10/1/2024		1,500,000	2,259,805	48,412	(0.05)	Convertible Corporate Bond
Cinemark Holdings, Inc.		(56,000)	(976,080)	16,194	(0.02)	Common Stock
Cinemark Holdings, Inc. 4.5% 8/15/2025		1,000,000	1,367,250	(17,920)	0.02	Convertible Corporate Bond
Enovis Corp.		(52,000)	(2,880,800)	79,868	(0.08)	Common Stock
Etsy, Inc.		(24,000)	(1,673,760)	(68,689)	0.07	Common Stock
Etsy, Inc. 0.125% 10/1/2026		1,500,000	1,569,166	2,042	0.00	Convertible Corporate Bond
Evolent Health, Inc.Class A		(41,000)	(1,118,070)	126,983	(0.13)	Common Stock
Exact Sciences Corp.		(14,100)	(846,141)	77,336	(0.08)	Common Stock
Exact Sciences Corp. 0.375% 3/15/2027		3,500,000	3,174,150	(126,649)	0.13	Convertible Corporate Bond
Federal Realty Investment Trust (SBI)		(11,000)	(1,147,080)	(66,139)	0.07	Common Stock
Five9, Inc.		(2,700)	(157,248)	(3,520)	0.00	Common Stock
Five9, Inc. 0.5% 6/1/2025		1,500,000	1,412,266	(6,498)	0.01	Convertible Corporate Bond
Freshpet, Inc.		(76,700)	(8,106,423)	17,969	(0.02)	Common Stock
Freshpet, Inc. 3% 4/1/2028		6,000,000	10,015,000	(49,417)	0.05	Convertible Corporate Bond
Granite Construction, Inc.		(68,400)	(3,761,316)	(17,026)	0.02	Common Stock
Guess?, Inc.		(101,000)	(2,622,970)	(91,802)	0.09	Common Stock
Guess?, Inc. 3.75% 4/15/2028		3,000,000	3,844,125	97,412	(0.10)	Convertible Corporate Bond
HubSpot, Inc.		(8,750)	(5,303,287)	288,342	(0.29)	Common Stock
HubSpot, Inc. 0.375% 6/1/2025		2,500,000	5,405,208	(304,852)	0.31	Convertible Corporate Bond
IMAX Corp. 0.5% 4/1/2026		4,500,000	4,175,749	(45,177)	0.05	Convertible Corporate Bond
Insight Enterprises, Inc.		(36,500)	(6,322,530)	342,511	(0.35)	Common Stock
Insight Enterprises, Inc. 0.75% 2/15/2025		2,500,000	6,342,812	(357,600)	0.36	Convertible Corporate Bond
Insmed, Inc.		(76,000)	(1,944,840)	111,210	(0.11)	Common Stock
Insmed, Inc. 0.75% 6/1/2028		3,204,000	3,342,306	(108,538)	0.11	Convertible Corporate Bond
Innoviva, Inc.		(82,500)	(1,256,475)	(65,841)	0.07	Common Stock
Innoviva, Inc. 2.5% 8/15/2025		2,500,000	2,690,541	41,005	(0.04)	Convertible Corporate Bond
InterDigital, Inc.		(21,400)	(2,095,060)	(35,668)	0.04	Common Stock
InterDigital, Inc. 3.5% 6/1/2027		2,000,000	2,720,955	15,616	(0.02)	Convertible Corporate Bond
Jazz Investments I Ltd. 2% 6/15/2026		2,000,000	1,940,225	(13,979)	0.01	Convertible Corporate Bond
Ziff Davis, Inc.		(17,000)	(841,840)	62,690	(0.06)	Common Stock
Ziff Davis, Inc. 1.75% 11/1/2026		5,000,000	4,509,861	(83,143)	0.08	Convertible Corporate Bond
Lumentum Holdings, Inc.		(22,000)	(957,440)	(28,707)	0.03	Common Stock
Lumentum Holdings, Inc. 0.5% 6/15/2028		7,500,000	5,682,875	(39,512)	0.04	Convertible Corporate Bond
Merit Medical Systems, Inc.		(48,700)	(3,731,881)	(219,660)	0.22	Common Stock
Merit Medical Systems, Inc. 3% 2/1/2029		6,000,000	6,636,145	204,483	(0.21)	Convertible Corporate Bond
Middleby Corp.		(22,500)	(3,093,975)	137,873	(0.14)	Common Stock
Mirum Pharmaceuticals, Inc.		(42,700)	(1,098,244)	(75,023)	0.08	Common Stock
Mirum Pharmaceuticals, Inc. 4% 05/01/2029		2,000,000	2,278,004	65,444	(0.07)	Convertible Corporate Bond
MongoDB, Inc.Class A		(16,500)	(6,159,945)	(418,942)	0.43	Common Stock
MongoDB, Inc. 0.25% 1/15/2026		3,685,000	6,678,373	396,560	(0.40)	Convertible Corporate Bond
Natera, Inc.		(12,250)	(1,153,337)	(43,237)	0.04	Common Stock
Natera, Inc. 2.25% 5/1/2027		500,000	1,249,062	39,963	(0.04)	Convertible Corporate Bond
Pacira Biosciences, Inc.		(5,000)	(134,750)	(1,805)	0.00	Common Stock
Palo Alto Networks, Inc.		(37,750)	(10,847,085)	(550,649)	0.56	Common Stock
Palo Alto Networks, Inc. 0.375% 6/1/2025		3,750,000	10,832,187	545,806	(0.55)	Convertible Corporate Bond
PetIQ, Inc.Class A		(60,100)	(1,013,887)	(43,868)	0.04	Common Stock
PetIQ, Inc. 4% 6/1/2026		3,708,000	3,638,619	4,989	(0.01)	Convertible Corporate Bond
Repligen Corp.		(22,400)	(3,547,264)	188,133	(0.19)	Common Stock
Repligen Corp. 1% 12/15/2028		6,000,000	6,183,366	(177,478)	0.18	Convertible Corporate Bond
Royal Caribbean Cruises Ltd. 6% 8/15/2025		2,000,000	5,642,000	381,355	(0.39)	Convertible Corporate Bond
Sarepta Therapeutics, Inc.		(15,000)	(1,963,500)	(184,916)	0.19	Common Stock
Sarepta Therapeutics, Inc. 1.25% 9/15/2027		3,000,000	3,496,400	179,604	(0.18)	Convertible Corporate Bond
Shockwave Medical, Inc.		-	-	(15,327)	0.02	Common Stock
Shockwave Medical, Inc. 1% 8/15/2028		-	-	16,758	(0.02)	Convertible Corporate Bond
SoFi Technologies, Inc.		(415,000)	(2,871,800)	88,934	(0.09)	Common Stock
Stride, Inc.		(60,200)	(3,994,270)	(470,193)	0.48	Common Stock
Stride, Inc. 1.125% 9/1/2027		4,000,000	5,477,750	442,246	(0.45)	Convertible Corporate Bond
Tandem Diabetes Care, Inc.		(94,000)	(3,402,800)	(401,321)	0.41	Common Stock
Tandem Diabetes Care, Inc. 1.5% 3/15/2029		4,000,000	5,046,666	385,288	(0.39)	Convertible Corporate Bond
TransMedics Group, Inc.		(48,000)	(5,644,800)	(1,194,560)	1.19	Common Stock
TransMedics Group, Inc. 1.5% 06/01/2028		5,500,000	8,003,783	1,154,389	(1.17)	Convertible Corporate Bond
Travere Therapeutics, Inc.		(37,500)	(225,000)	12,525	(0.01)	Common Stock
Travere Therapeutics, Inc. 2.25% 3/1/2029		1,500,000	867,562	(50,193)	0.05	Convertible Corporate Bond
Tyler Technologies, Inc.		(500)	(229,265)	(4,168)	0.00	Common Stock
Uber Technologies, Inc.		(25,800)	(1,748,982)	148,935	(0.15)	Common Stock
Uber Technologies, Inc. 0.875% 12/1/2028		2,500,000	2,844,661	(162,132)	0.16	Convertible Corporate Bond
Varonis Systems, Inc.		(60,000)	(2,606,400)	(24,890)	0.03	Common Stock
Vishay Intertechnology, Inc.		(73,600)	(1,636,128)	(56,121)	0.06	Common Stock
Vishay Intertechnology, Inc. 2.25% 9/15/2030		3,000,000	2,824,500	33,733	(0.03)	Convertible Corporate Bond
Wayfair LLC Class A		(5,500)	(277,915)	33,082	(0.03)	Common Stock
Wayfair LLC 1% 8/15/2026		1,500,000	1,333,600	(21,279)	0.02	Convertible Corporate Bond
Western Digital Corp.		(55,800)	(3,934,458)	4,247	0.00	Common Stock
Western Digital Corp. 3% 11/15/2028		3,500,000	5,320,000	5,815	(0.01)	Convertible Corporate Bond
Workiva, Inc.		(10,000)	(803,000)	(19,366)	0.02	Common Stock
Workiva, Inc. 1.125% 8/15/2026		1,000,000	1,165,437	3,506	0.00	Convertible Corporate Bond
World Kinect Corp.		(114,400)	(2,673,528)	185,932	(0.19)	Common Stock
World Kinect Corp. 3.25% 7/1/2028		5,000,000	5,157,569	(208,610)	0.21	Convertible Corporate Bond
Xerox Holdings Corp.		(168,000)	(2,194,080)	562,176	(0.57)	Common Stock
Xerox Holdings Corp. 3.75% 3/15/2030		5,000,000	4,259,583	(616,193)	0.63	Convertible Corporate Bond
Zillow Group, Inc.Class C		(83,000)	(3,476,870)	117,596	(0.12)	Common Stock
Zillow Group, Inc. 0.75% 9/1/2024		5,500,000	5,831,604	(160,120)	0.16	Convertible Corporate Bond
Zillow Group, Inc. 2.75% 5/15/2025		-	-	(9,461)	0.01	Convertible Corporate Bond
Zscaler, Inc.		(15,500)	(2,670,805)	45,377	(0.05)	Common Stock
Zscaler, Inc. 0.125% 7/1/2025		2,808,000	3,546,289	(34,522)	0.04	Convertible Corporate Bond

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,177,558 or 11.3% of net assets.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,049.
(d)	Security or a portion of the security has been segregated as collateral for open bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $43,284,192.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,110,094	110,934,928	108,212,627	156,131	(3,001)	-	7,829,394	0.0%
Total	5,110,094	110,934,928	108,212,627	156,131	(3,001)	-	7,829,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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